UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-01700

__Franklin Gold and Precious Metals Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway
, San Mateo, CA  94403-1906

(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 7/31

Date of reporting period:_7/31/20

Item 1.  Reports to Stockholders.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Gold and
Precious Metals
Fund
July 31, 2020
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Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended July 31, 2020, global
economies generally grew through the end of 2019 amid
concerns about trade but contracted in 2020’s first two
quarters as the world sought to slow the spread of the novel coronavirus (COVID-19) pandemic. Many equity investors
shifted to government bonds and cash starting in early
2020, and major central banks acted swiftly to maintain
financial stability and ease monetary policy. The European
Central Bank launched its Pandemic Emergency Purchase
Programme in April 2020, and the U.S. Federal Reserve
(Fed), which lowered the federal funds target rate three
times in 2019, lowered the rate twice in March 2020 in
response to the pandemic and revived programs from the
Great Recession designed to add liquidity to credit markets.
In this environment, U.S. stocks, as measured by the
Standard & Poor’s
®
500 Index, and global developed market
stocks, as measured by the MSCI World Index, ended the
period with solid positive returns.
Gold reached its 2019 high in September before retreating
in 2019’s last quarter as new exchange-traded fund buying
of the metal slowed beginning in October.
1
A phase one U.S.-
China trade deal and a better global economy supported
investments generally perceived as riskier in late 2019,
curbing gold prices despite the U.S. dollar’s decline against most currencies and an expanding global money supply.
However, starting in January 2020, gold prices pushed
higher on the back of strong financial demand despite some
volatility, ultimately reaching a record high at period-end
as investors sought perceived safe haven assets amid
uncertainty about global economic growth, geopolitics and
the impact of the COVID-19 pandemic on financial markets.

The Fed’s more accommodative monetary policy and lower
global bond yields also increased demand for gold and
gold-mining equities. In this environment, gold stocks, as
measured by the FTSE
®
Gold Mines Index, posted a total
return of +64.51% for the 12-month period.
2
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important
role of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Gold and Precious Metals Fund’s annual report
includes more detail about prevailing conditions and
discussions about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Gold and Precious Metals Fund
This letter reflects our analysis and opinions as of July 31,
2020 unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Bloomberg LP. Based on spot prices quoted in U.S. dollars per troy ounce.
2. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin Gold and Precious Metals Fund
.............
3
Performance Summary
...........................
8
Your Fund’s Expenses
............................
11
Financial Highlights and Statement of Investments
....
12
Financial Statements
.............................
20
Notes to Financial Statements
.....................
23
Report of Independent Registered
Public Accounting Firm
............................
36
Tax Information
..................................
37
Board Members and Officers
.......................
38
Shareholder Information
..........................
42
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin Gold and Precious Metals Fund
This annual report for Franklin Gold and Precious Metals
Fund covers the fiscal year ended July 31, 2020 .
Your Fund’s Goals and Main Investments
The Fund’s investment goal is capital appreciation. Its
secondary goal is to provide shareholders with current
income through dividends or interest received from its
investments. Under normal market conditions, the Fund
invests at least 80% of its net assets in securities of gold and precious metals operation companies. The Fund primarily
invests in equity securities, mainly common stock, and
also invests in American, global and European depositary
receipts.
Performance Overview
The Fund’s Class A shares posted a +68.05% cumulative
total return for the 12 months under review. In comparison,
the Fund’s primary benchmark, the sector-specific FTSE
Gold Mines Index, which comprises companies whose
principal activity is gold mining, posted a +64.51% total
return.
1
The Fund’s secondary benchmark, the Standard
& Poor’s 500 Index (S&P 500
®
), which is a broad measure
of U.S. stock performance, posted a +11.96% total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index, advanced
during the 12-month period. Stocks posted strong returns for the first five months of the reporting period, but fell sharply in early 2020 amid investor fears of a global economic
slowdown due to the novel coronavirus (COVID-19)
pandemic, which drove many investors to sell equity
holdings in favor of investments perceived as safe, such as
government bonds and cash. During the last four months
of the period, global equities rebounded due to optimism
about easing lockdown restrictions, vaccine development
and government stimulus measures. Nevertheless, a second
wave of infections and expected restrictions, as well as
renewed tensions between the U.S. and China, weighed on
investor sentiment.
In the U.S., a strong labor market and solid consumer
spending drove economic growth through February
2020. However, government mandates to mitigate the
pandemic beginning in March caused stiff headwinds for
the U.S. economy and equity markets. As a result, the
unemployment rate surged to 14.7% in April as many
businesses, particularly those involved in hospitality, retail and travel, announced mass layoffs.
2
According to the
National Bureau of Economic Research, the longest U.S.
economic expansion in history ended in February 2020,
and the country slipped into a deep recession. Equities
began to rebound in the spring amid declining jobless
claims, a decreasing unemployment rate, rising retail sales
and optimism about treatments and potential vaccines for
COVID-19. However, surging infection rates in June and
July dampened economic activity, weekly jobless claims
increased, and second-quarter 2020 gross domestic product
contracted at the fastest annualized rate on U.S. record.
Geographic Composition
7/31/20
% of Total
Net Assets
Canada 47.1%
Australia 19.6%
United States 9.2%
South Africa 7.4%
Tanzania 4.6%
Kyrgyzstan 3.1%
Egypt 2.4%
Ivory Coast 2.4%
Turkey 1.5%
Other 1.7%
Short-Term Investments & Other Net Assets 1.0%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: U.S. Bureau of Labor Statistics
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

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3. Source: Bloomberg LP. Based on spot prices quoted in U.S. dollars per troy ounce
See www.franklintempletondatasources.com for additional data provider information.
The U.S. Federal Reserve (Fed) supported the U.S.
economy both before and after the onset of the pandemic,
lowering the federal funds target rate three times in
2019 to a range of 1.50%–1.75%. In March 2020, the
Fed implemented two emergency rate cuts, lowering the
federal funds target rate to a range of 0.00%–0.25%, and
announced sweeping quantitative easing measures aimed
at ensuring credit flows to borrowers and supporting credit
markets with unlimited amounts of bond purchasing.
In the eurozone, some analysts forecasted a significant
contraction in 2020, particularly in southern European
countries, as the magnitude of the pandemic’s economic
disruption became apparent. European developed market
equities, as measured by the MSCI Europe Index, declined
slightly for the period. However, easing lockdowns and
robust fiscal stimulus measures late in the reporting period led to a significant rebound from the March 2020 lows.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index, advanced
during the 12-month period. Before the pandemic, Asian
stocks were aided by easing trade tensions and the U.S.-
China phase one trade agreement. However, the pandemic
brought dramatically slower economic activity in Asia, as
many businesses halted operations, and manufacturing and
export activity fell sharply in the region’s major economies.
Asian markets generally advanced late in the period,
bolstered by COVID-19 vaccine hopes, fiscal stimulus
measures and economies reopening throughout the region.
Emerging market stocks, as measured by the MSCI
Emerging Markets Index, also advanced for the 12-month
period despite severe pandemic-related declines and
sharply lower commodity prices, which hurt emerging
market economies reliant on these exports. During the last
four months of the reporting period, however, improving
economic activity, higher oil prices, and U.S. dollar weakness led to strong equity performance.
Precious Metals Sector Overview
After starting the 12-month period at $1,414 per ounce, gold reached its 2019 peak of $1,553 per ounce in September
before retreating in 2019’s last quarter as new exchange-
traded fund buying of the metal slowed starting in the first half of October.
3
A phase one U.S.-China trade deal and
improvement in global economic data supported investments
generally perceived as riskier in late 2019, keeping gold
prices in check despite the additional lift from the U.S.
Precious Metals Prices (7/31/19–7/31/20
)*
*Source: Bloomberg LP. Amounts shown are based on spot prices quoted in US dollars per troy ounce. For illustrative purposes only; not representative of the
Fund’s portfolio composition or performance
in check despite the additional lift from the U.S. dollar’s
decline against most currencies and an expanding global
money supply. A recovery in U.S. Treasury yields also
cooled the gold rally through the autumn months. However,
starting in January 2020, gold prices pushed higher on the
back of strong financial demand despite some volatility,
closing the 12-month period up 39.8% to $1,976 per ounce.
Investors continued to seek perceived safe haven assets
amid uncertainty about global economic growth, geopolitical
conflicts and the impact of the COVID-19 pandemic on
financial markets.
3
Fed comments indicating the continuation
of its accommodative monetary policy and lower bond yields
around the world also continued to create new demand for
gold and gold-mining equities, and by period-end, the yield
on the 10-year U.S. Treasury note fell to an extreme low of
0.55%.
Among the other major precious metals, silver soared
49.95%, making it the best-performing metal for the
12-month period. Platinum, used in catalytic converters
to control pollution from diesel-powered engines, rose
4.67%, while palladium, the metal of choice for catalytic
converters in gasoline-powered engines, rose 37.56%.
3
Palladium declined earlier in the period given decreased
demand due to shutdowns and delays at car plants in
China, the world’s largest consumer of palladium, as well
as a decision by the Trump administration to scale back

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Annual Report
fuel efficiency and emissions standards. Nevertheless,
demand from the automotive sector has been booming as
the result of tightening emissions legislation in all major
regions outside the U.S. (including India, China and Europe).
Many palladium experts agree there is little chance that
deficit conditions will ease, with South Africa indicating a sharp drop in platinum-group metal production during the
period. Precious metals, in general, were aided in varying
degrees by reduced mine production in the first half of 2020 as miners around the globe dealt with the unique challenges
posed by the COVID-19 pandemic and resulting government
lockdowns.
Investment Strategy
Gold and precious metals operation companies include
companies that mine, process, or deal in gold or other
precious metals, such as silver, platinum and palladium,
including mining finance and exploration companies as well
as operating companies with long- or medium-life mines.
The Fund may buy securities of gold and precious metals
operation companies located anywhere in the world and
invests predominantly in non-U.S. companies. The Fund may
invest in companies without regard to market capitalization, and may heavily invest in small- and mid-capitalization
companies. We look for companies with low cost reserves
and experienced management teams with established track
records, particularly focusing on companies with long life
production profiles, expandable resource bases, and active
exploration programs that can potentially drive future reserve and production growth. The investment manager’s process
generally includes an assessment of the potential impacts of any material environmental, social and governance (ESG)
factors on the long-term risk and return profile of a company.
Manager’s Discussion
Key contributors to the Fund’s absolute performance during
the 12-month period under review included the Fund’s
holdings in B2Gold, Barrick Gold and AngloGold Ashanti.
B2Gold, one of our largest portfolio positions, is a low-
cost senior gold producer with mines in Mali, Namibia and
the Philippines, plus a prospective development asset in
Colombia. After reporting record gold production in 2019 that exceeded company guidance, B2Gold’s global operations,
largely spared from major COVID-19 interruptions, delivered
record gold production in 2020’s first half (over 490,000
ounces) as well, resulting in record revenue of US$822
million—a 55% increase over the first half of 2019, stemming from production growth and higher gold prices. B2Gold
remained on track to meet its annual 2020 production
guidance of 1 million to 1.055 million ounces for the year.
B2Gold ended the second quarter in a net cash position and,
based on a gold price of US$1,700 per ounce, the company
expects to generate more than US$850 million in cash flow
for the rest of 2020. B2Gold’s all-in sustaining cost forecast through 2024 is US$825 per ounce—less than half of gold’s
spot price at period-end.
Barrick Gold was a strong contributor during the period as
the company continued to realize synergies from the 2019
merger with Randgold Resources and from the creation of
Nevada Gold Mines, a joint venture with Newmont which
combined their assets in Nevada with Barrick as operator.
Barrick acquired the minority stake in Acacia it did not
already own, following a new agreement with the Tanzanian
government to end all disputes and jointly operate its
mines in the country through a newly formed partnership
model with the government. The company also improved
its cashflow, increased its dividend, reduced its net debt by almost half and sold non-core assets such as its Massawa
gold project in Senegal. Amid the COVID-19 pandemic, the
company maintained its production guidance and benefited
along with other gold mining companies from increased gold
prices.
AngloGold Ashanti was a major contributor as it increased
free cash flow, raised its dividend and improved leverage
to below its target level. Higher gold prices and improved
efficiencies helped deliver exceptional performances from a
number of key mines. These included its Geita (Tanzania),
Kibali (Congo), Tropicana (Australia) and Iduapriem (Ghana)
mines, with production and efficiency gains partly offset by operating challenges at its Siguiri (Guinea) and Sunrise
Dam (Australia) mines. The successful restart of phase one
operations at its Obuassi mine in Ghana also brought hope
for further production growth from one of its key assets.
Portfolio Composition
7/31/20
% of Total
Net Assets
Gold 80.7%
Diversified Metals & Mining 8.1%
Precious Metals & Minerals 7.5%
Silver 2.4%
Other 0.3%
Short-Term Investments & Other Net Assets 1.0%

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Detractors from the Fund’s absolute performance during
the period under review included the Fund’s holdings in
Australia-based companies OceanaGold, Newcrest Mining
and St. Barbara.
OceanaGold reported a third-quarter fiscal year (FY) 2019
net loss, partially due to halted operations at its Didipio gold and copper mine in the Philippines given social unrest and
legal challenges after the expiration of its mining permit
in June 2019. The company is working with the national
government to address local concerns and extend its permit;
however, operations remained in care and maintenance as
of July 2020. The company focused on increasing production
at its other gold and copper mines in New Zealand and the
U.S. and managed to report modest fourth-quarter and total
FY 2019 earnings. The COVID-19 pandemic affected the
company’s mines in New Zealand, contributing to a first-
quarter FY 2020 net loss, but operations resumed in late
April 2020. The company also reported a second-quarter FY
2020 net loss amid heavy rain at their Haile mine in South
Carolina, which delayed access to higher grade ore, and
lower than expected production from New Zealand stemming
from COVID-19 restrictions, which resulted in a several week long closure of mining operations. Michael Holmes took over
as the chief executive officer in April, having served as the chief operations officer for the previous seven years, and will be focused on getting the mines to deliver on their potential while advancing the company’s growth projects in New
Zealand.
Newcrest Mining is a gold mining exploration and production
company that operates in Australia, Canada and the Asia-
Pacific region. Newcrest began the period with investor
optimism about significant profits, debt reduction and a
recent joint venture with Imperial Metals, a Canada-based
metals and mining company, to operate the Red Chris gold-
copper mine in British Columbia. The company proceeded
to report solid year-over-year FY 2020 financial results,
including modestly higher revenue and substantially higher
earnings, despite the COVID-19 pandemic. However,
the impending decline of gold grades at Newcrest’s top-
performing Cadia mine in New South Wales, Australia,
concerns around the limited mine life of its Telfer mine
in Western Australia, and political issues delaying the
development of the Wafi-Golpu mine in Papua New Guinea
depressed Newcrest’s stock price. Newcrest also has
exposure to more copper production than many of its peers,
which held back relative performance in 2020’s first quarter.
Despite investor enthusiasm after Australia-based gold-
mining company St. Barbara acquired Canada-based Atlantic
Gold in July 2019, St. Barbara’s shares underperformed
after the company announced a sharp decline in FY 2019
earnings compared with the prior year. Reduced production
guidance for a second year at St. Barbara’s Gwalia gold
mine in Western Australia also hindered the stock, and FY
2020 mid-year earnings significantly missed the company’s
initial FY 2020 guidance. Near period-end, the company
stated its intension to continue moving forward with
development projects related to its Atlantic Gold acquisition, finishing the extension project for its Gwalia mine in Australia and completing the feasibility study for the sulfide project at its Simberi mine in Papua New Guinea.
Top 10 Holdings
7/31/20
Company
Sub-Industry
% of Total
Net Assets
a a
Barrick Gold Corp. 6.3%
Gold
B2Gold Corp. 4.7%
Gold
AngloGold Ashanti Ltd. 4.6%
Gold
Newmont Corp. 4.5%
Gold
Newcrest Mining Ltd. 4.2%
Gold
Alamos Gold, Inc. 3.8%
Gold
Perseus Mining Ltd. 3.5%
Gold
Centerra Gold, Inc. 3.1%
Gold
Teranga Gold Corp. 3.1%
Gold
Impala Platinum Holdings Ltd. 2.9%
Precious Metals & Minerals

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Thank you for your continued participation in Franklin Gold and Precious Metals Fund. We look forward to serving your
future investment needs.
Stephen M. Land, CFA
Frederick G. Fromm, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of July 31, 2020
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +68.05% +58.81%
5-Year +163.02% +19.97%
10-Year -12.07% -1.83%
Advisor
1-Year +68.47% +68.47%
5-Year +166.40% +21.65%
10-Year -9.85% -1.03%
See page 10 for Performance Summary footnotes.

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Performance Summary

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Annual Report
See page 10 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (8/1/10–7/31/20)
Advisor Class (8/1/10–7/31/20)

Franklin Gold and Precious Metals Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund concentrates in the precious metals sector, which involves fluctuations in the prices of gold and other precious metals and increased susceptibility to adverse economic and regulatory developments affecting the sector. In times of stable econom-
ic growth, traditional equity and debt investments could offer greater appreciation potential and the prices of gold and other precious metals may be adversely affected. In addition, the Fund is subject to the risks of currency fluctuation and political uncertainty associated with foreign (non-U.S.) investing. Investments in emerging and frontier markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Fund may also heavily invest in smaller companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters;
financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The FTSE Gold Mines Index is a free float-weighted index that comprises companies whose principal activity is gold mining. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
A 0.98%
Advisor 0.73%

Your Fund’s Expenses
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 2/1/20
Ending
Account
Value 7/31/20
Expenses
Paid During
Period
2/1/20–7/31/20
1,2
Ending
Account
Value 7/31/20
Expenses
Paid During
Period
2/1/20–7/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,472.90 $5.63 $1,020.31 $4.60 0.92%
C $1,000 $1,466.80 $10.21 $1,016.59 $8.34 1.66%
R6 $1,000 $1,474.80 $2.59 $1,022.77 $2.12 0.42%
Advisor $1,000 $1,474.30 $4.09 $1,021.56 $3.34 0.66%

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.68 $13.56 $16.19 $24.06 $11.63
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.04) (0.02) (0.06) (0.04) (0.09)
Net realized and unrealized gains (losses) ........... 11.40 3.14 (2.51) (6.45) 12.52
Total from investment operations .................... 11.36 3.12 (2.57) (6.49) 12.43
Less distributions from:
Net investment income .......................... — — (0.06) (1.38) —
Net asset value, end of year ....................... $28.04 $16.68 $13.56 $16.19 $24.06
Total return
c
................................... 68.05% 23.01% (15.92)% (26.85)% 106.88%
Ratios to average net assets
Expenses
d
.................................... 0.93%
e
0.98%
e
1.02%
e
0.98%
e
1.11%
Net investment income (loss) ...................... (0.20)% (0.15)% (0.37)% (0.24)% (0.57)%
Supplemental data
Net assets, end of year (000’s) ..................... $938,555 $645,108 $587,294 $776,677 $988,701
Portfolio turnover rate ............................ 17.00% 12.82% 8.36% 13.99% 16.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.24 $12.49 $14.96 $22.39 $10.90
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.16) (0.11) (0.15) (0.17) (0.18)
Net realized and unrealized gains (losses) ........... 10.34 2.86 (2.32) (5.99) 11.67
Total from investment operations .................... 10.18 2.75 (2.47) (6.16) 11.49
Less distributions from:
Net investment income .......................... — — — (1.27) —
Net asset value, end of year ....................... $25.42 $15.24 $12.49 $14.96 $22.39
Total return
c
................................... 66.80% 22.02% (16.51)% (27.41)% 105.41%
Ratios to average net assets
Expenses
d
.................................... 1.68%
e
1.73%
e
1.77%
e
1.73%
e
1.86%
Net investment income (loss) ...................... (0.94)% (0.90)% (1.12)% (0.99)% (1.32)%
Supplemental data
Net assets, end of year (000’s) ..................... $106,271 $75,129 $94,997 $137,487 $200,179
Portfolio turnover rate ............................ 17.00% 12.82% 8.36% 13.99% 16.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.90 $14.50 $17.31 $25.58 $12.29
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.03 0.04 0.01 0.04 (0.01)
Net realized and unrealized gains (losses) ........... 12.27 3.36 (2.68) (6.87) 13.30
Total from investment operations .................... 12.30 3.40 (2.67) (6.83) 13.29
Less distributions from:
Net investment income .......................... — — (0.14) (1.44) —
Net asset value, end of year ....................... $30.20 $17.90 $14.50 $17.31 $25.58
Total return .................................... 68.66% 23.45% (15.50)% (26.53)% 108.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.83% 0.79% 0.57% 0.63%
Expenses net of waiver and payments by affiliates ....... 0.56%
c
0.58%
c
0.55%
c
0.52%
c
0.59%
Net investment income (loss) ...................... 0.17% 0.25% 0.10% 0.21% (0.05)%
Supplemental data
Net assets, end of year (000’s) ..................... $20,574 $10,808 $8,153 $4,635 $3,764
Portfolio turnover rate ............................ 17.00% 12.82% 8.36% 13.99% 16.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.73 $14.38 $17.17 $25.38 $12.23
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.01 0.01 (0.02) —
c
(0.05)
Net realized and unrealized gains (losses) ........... 12.14 3.34 (2.67) (6.81) 13.20
Total from investment operations .................... 12.15 3.35 (2.69) (6.81) 13.15
Less distributions from:
Net investment income .......................... — — (0.10) (1.40) —
Net asset value, end of year ....................... $29.88 $17.73 $14.38 $17.17 $25.38
Total return .................................... 68.47% 23.30% (15.70)% (26.69)% 107.52%
Ratios to average net assets
Expenses
d
.................................... 0.68%
e
0.73%
e
0.77%
e
0.73%
e
0.86%
Net investment income (loss) ...................... 0.05% 0.10% (0.12)% 0.01% (0.32)%
Supplemental data
Net assets, end of year (000’s) ..................... $280,317 $143,589 $130,812 $164,253 $207,574
Portfolio turnover rate ............................ 17.00% 12.82% 8.36% 13.99% 16.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Statement of Investments, July 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 98.1%
Copper 0.3%
a
Imperial Metals Corp. .................................. Canada 1,950,300 $ 4,382,860
a
Diversified Metals & Mining 7.8%
a,b
Adventus Mining Corp. ................................. Canada 5,000,000 4,666,269
a,c
Bluestone Resources, Inc., 144A .......................... Canada 6,500,000 10,336,718
a
Clean Air Metals, Inc. .................................. Canada 3,800,000 907,869
a,c,d
Euro Sun Mining, Inc., 144A ............................. Canada 10,000,000 4,106,316
a,d
Geopacific Resources Ltd. .............................. Australia 13,001,094 5,744,253
a,c
INV Metals, Inc., 144A .................................. Canada 6,565,000 4,019,187
a,c
Ivanhoe Mines Ltd., 144A ............................... Canada 5,735,000 20,209,945
a
Ivanhoe Mines Ltd., A .................................. Canada 841,800 2,966,475
a,b,c
Mawson Resources Ltd., 144A ........................... Canada 7,700,000 2,788,189
a,b
Orla Mining Ltd. ...................................... Canada 4,090,713 17,408,589
a,c
Orla Mining Ltd., 144A .................................. Canada 2,000,000 8,511,274
a,e,f
Osisko Metals, Inc. .................................... Canada 4,250,000 13,056,565
a
Pantoro Ltd. ......................................... Australia 15,400,000 2,955,902
a,c,e,f
Vizsla Resources Corp., 144A ............................ Canada 3,350,000 7,064,933
104,742,484
Gold 80.5%
Agnico Eagle Mines Ltd., (CAD Traded) ..................... Canada 16,797 1,333,953
Agnico Eagle Mines Ltd., (USD Traded) ..................... Canada 128,000 10,174,720
a
Alacer Gold Corp. ..................................... United States 3,492,500 26,987,737
a,c
Alacer Gold Corp., 144A ................................ United States 1,500,000 11,591,011
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 2,828,316 29,921,784
Alamos Gold, Inc., (USD Traded), A ........................ Canada 2,014,500 21,353,700
AngloGold Ashanti Ltd., ADR ............................. Tanzania 1,924,823 61,960,052
a,c
Argonaut Gold, Inc., 144A ............................... United States 2,350,000 4,912,647
a,c,e,f
Artemis Gold, Inc., 144A ................................ Canada 1,725,000 5,930,755
a,d
Ascot Resources Ltd. .................................. Canada 831,250 688,881
a,c,d
Ascot Resources Ltd., 144A ............................. Canada 15,388,750 12,753,108
B2Gold Corp. ........................................ Canada 9,033,694 62,589,727
Barrick Gold Corp. .................................... Canada 2,924,383 84,543,913
a,d
Battle North Gold Corp. ................................. Canada 8,008,900 11,899,142
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 1,933,702
a,c
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 2,099,447
a
Breaker Resources NL ................................. Australia 11,272,631 2,295,635
Centamin plc ......................................... Egypt 12,265,200 32,835,620
Centerra Gold, Inc. .................................... Kyrgyzstan 395,700 4,963,237
a,c
Centerra Gold, Inc., 144A ............................... Kyrgyzstan 2,893,400 36,291,713
a,b,d
Chalice Gold Mines Ltd. ................................ Australia 28,229,652 21,059,387
a
Corvus Gold, Inc. ..................................... Canada 2,000,000 6,032,552
a,b,d
Dacian Gold Ltd. ...................................... Australia 32,555,556 7,673,415
c
Dundee Precious Metals, Inc., 144A ....................... Canada 1,540,000 11,612,662
a
Eldorado Gold Corp. ................................... Turkey 1,648,724 20,716,757
a
Emerald Resources NL ................................. Australia 17,070,000 7,593,972
a
Endeavour Mining Corp. ................................ Ivory Coast 1,212,222 32,663,201
a
Galiano Gold, Inc. ..................................... Canada 9,572,375 17,866,909
a,e,f
Gascoyne Resources Ltd. ............................... Australia 23,023,100 329,023
Gold Fields Ltd. ....................................... South Africa 749,800 9,915,787
a
Gold Standard Ventures Corp. ............................ Canada 4,070,000 3,281,768
a
Golden Star Resources Ltd. ............................. United States 3,929,533 17,682,899
a
Great Panther Mining Ltd. ............................... Canada 5,171,889 4,239,915
a,c
Guyana Goldfields, Inc., 144A ............................ Canada 6,220,000 8,358,967
a,d
HighGold Mining, Inc. .................................. Canada 3,840,000 5,877,259
a,c,d,e,f
HighGold Mining, Inc., 144A ............................. Canada 463,000 646,256
a
Integra Resources Corp. ................................ Canada 2,260,000 9,516,500
Kirkland Lake Gold Ltd. ................................. Canada 476,123 26,002,985
a,b
Liberty Gold Corp. ..................................... Canada 10,688,100 17,555,488

Franklin Gold and Precious Metals Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a,b,d
Lion One Metals Ltd. ................................... Canada 5,089,000 $ 9,080,715
a,c,d
Lion One Metals Ltd., 144A .............................. Canada 2,935,000 5,237,158
a,e,f
Lydian International Ltd. ................................ Jersey 6,375,000 —
a,c,e,f
Lydian International Ltd., 144A ........................... Jersey 25,250,000 —
a
Marathon Gold Corp. ................................... Canada 2,306,000 3,959,833
a
Midas Gold Corp. ..................................... Canada 4,020,900 4,683,145
a,c
Midas Gold Corp., 144A ................................ Canada 4,030,000 4,693,744
Newcrest Mining Ltd. ................................... Australia 2,191,914 55,848,587
Newmont Corp. ....................................... United States 872,614 60,384,889
Northern Star Resources Ltd. ............................ Australia 1,003,106 11,386,578
a,e,f
O3 Mining, Inc. ....................................... Canada 1,700,000 3,068,312
a
OceanaGold Corp. .................................... Australia 5,762,689 15,101,567
a
OceanaGold Corp. .................................... Australia 3,325,799 8,715,510
Osisko Gold Royalties Ltd. .............................. Canada 275,000 3,223,458
a
Perseus Mining Ltd. ................................... Australia 41,558,141 47,315,385
a,c
Premier Gold Mines Ltd., 144A ........................... Canada 2,868,750 5,847,161
a
Pretium Resources, Inc. ................................ Canada 2,184,000 20,708,377
a,d
Red 5 Ltd. ........................................... Australia 162,268,146 29,322,847
a,d
RTG Mining, Inc. ...................................... Australia 1,769,918 171,785
a,c,d
RTG Mining, Inc., 144A ................................. Australia 2,397,790 232,726
a,d
RTG Mining, Inc., CDI .................................. Australia 50,687,582 4,527,352
c,g
Shandong Gold Mining Co. Ltd., H, 144A, Reg S .............. China 2,100,000 6,660,054
a,b
Skeena Resources Ltd. ................................. Canada 4,150,000 8,582,574
a,e,f
Skeena Resources Ltd. ................................. Canada 3,000,000 6,137,558
a
SolGold plc, (CAD Traded) .............................. Australia 14,650,000 5,031,357
a
SolGold plc, (GBP Traded) .............................. Australia 7,000,000 2,286,343
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 6,136,836 366,542
a,c
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 978,548
a,c
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 597,282
St. Barbara Ltd. ....................................... Australia 9,508,021 23,362,792
a
Teranga Gold Corp. .................................... Canada 3,527,751 41,166,752
a
Torex Gold Resources, Inc. .............................. Canada 86,100 1,509,996
a,c
Torex Gold Resources, Inc., 144A ......................... Canada 1,450,000 25,429,670
a
West African Resources Ltd. ............................. Australia 10,250,000 7,720,608
a
Wiluna Mining Corp. Ltd. ................................ Australia 4,524,000 4,331,716
1,083,357,107
Precious Metals & Minerals 7.2%
Anglo American Platinum Ltd. ............................ South Africa 212,656 16,324,729
a
Eastern Platinum Ltd. .................................. Canada 2,592,102 735,403
Fresnillo plc ......................................... Mexico 275,000 4,466,448
a,c
GoGold Resources, Inc., 144A ........................... Canada 4,858,572 5,695,056
Impala Platinum Holdings Ltd. ............................ South Africa 2,830,000 25,264,375
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,506,100 13,539,839
a
Northam Platinum Ltd. ................................. South Africa 1,209,019 9,543,858
a,b,d
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 2,242,787 4,872,712
a,d
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 10,000 21,726
a,c,d
Platinum Group Metals Ltd., (CAD Traded), 144A ............. South Africa 97,760 212,395
a,b,d
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 4,766,683 10,296,035
a,c,d
Platinum Group Metals Ltd., (USD Traded), 144A ............. South Africa 36,628 79,579
a
Royal Bafokeng Platinum Ltd. ............................ South Africa 2,193,527 6,436,924
97,489,079
Silver 2.3%
Hochschild Mining plc .................................. Peru 3,268,520 11,583,072
a
MAG Silver Corp. ..................................... Canada 497,000 8,397,126
a,c
MAG Silver Corp., 144A ................................ Canada 240,000 4,054,950

Franklin Gold and Precious Metals Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Silver (continued)
Pan American Silver Corp. .............................. Canada 180,021 $ 6,726,931
30,762,079
Total Common Stocks (Cost $786,229,163) .....................................
1,320,733,609
Rights
a a
Rights 0.1%
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/20/49 ................... Canada 1,850,600 1,545,251
Total Rights (Cost $856,772) ..................................................
1,545,251
Warrants
a a a
Warrants 0.6%
Diversified Metals & Mining 0.3%
a,e,f
Bluestone Resources, Inc. , 3/19/21 ........................ Canada 550,000 227,366
a,e,f
Clean Air Metals, Inc. , 2/11/22 ............................ Canada 1,900,000 124,750
a,d,e,f
Euro Sun Mining, Inc. , 6/05/23 ........................... Canada 5,000,000 888,663
a,e,f
Mawson Resources Ltd. , 5/20/22 ......................... Canada 3,850,000 451,798
a,e,f
Orla Mining Ltd. , 2/15/21 ................................ Canada 460,000 1,147,081
a,e,f
Osisko Metals, Inc. , 12/23/21 ............................ Canada 2,125,000 422,912
3,262,570
Gold 0.2%
a,e,f
Dundee Precious Metals, Inc. , 5/13/21 ..................... Canada 770,000 1,376,082
a,d,e,f
Lion One Metals L td. , 6/06/21 ............................ Canada 1,089,000 922,513
a,e,f
Marathon Gold Corp. , 5/26/21 ............................ Canada 1,153,000 553,408
a,e,f
O3 Mining, Inc. , 6/18/22 ................................ Canada 850,000 333,248
3,185,251
Precious Metals & Minerals 0.1%
a
GoGold Resources, Inc. , 2/25/22 .......................... Canada 2,429,286 1,305,873
Total Warrants (Cost $258,310) ................................................
7,753,694
Principal
Amount
*
Convertible Bonds 0.2%
Precious Metals & Minerals 0.2%
d
Platinum Group Metals Ltd., Sub. Note, 6.875%, 7/01/22 ........ South Africa 3,000,000 2,257,500
Total Convertible Bonds (Cost $3,000,000) .....................................
2,257,500
Total Long Term Investments (Cost $790,344,245) ...............................
1,332,290,054
a
Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.8%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 11,151,454 11,151,454
Total Money Market Funds (Cost $11,151,454) ..................................
11,151,454

Franklin Gold and Precious Metals Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 35 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
j
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 4,254,000 $ 4,254,000
Principal
Amount
j
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Repurchase Agreements 0.1%
k
Joint Repurchase Agreement, BofA Securities, Inc., 0.08%, 8/03/20
(Maturity Value $1,278,486)
Collateralized by U.S. Treasury Notes, 1.625% - 1.875%, 3/31/22 -
8/15/22 (valued at $1,304,047) .......................... 1,278,477 1,278,477
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$5,532,477) .................................................................
5,532,477
Total Short Term Investments (Cost $16,683,931 ) ................................
16,683,931
a
Total Investments (Cost $807,028,176) 100.2% ..................................
$1,348,973,985
Other Assets, less Liabilities (0.2)% ...........................................
(3,258,012)
Net Assets 100.0% ...........................................................
$1,345,715,973
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at July 31, 2020. See Note 1(d)
c
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $210,951,451, representing 15.7% of net assets.
d
See Note 10 regarding holdings of 5% voting securities.
e
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
f
See Note 9 regarding restricted securities.
g
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2020, the value of this security was $6,660,054, representing 0.5% of net assets.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
See Note 1(d) regarding securities on loan.
k
See Note 1(c) regarding joint repurchase agreement.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
July 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $593,470,010
Cost - Non-controlled affiliates (Note 3 f and 10 ) ................................................... 213,558,166
Value - Unaffiliated issuers (Includes securities loaned of $5,115,729) .................................. $1,194,996,808
Value - Non-controlled affiliates (Note 3 f and 10 ) .................................................. 153,977,177
Receivables:
Capital shares sold ........................................................................ 10,140,929
Dividends and interest ..................................................................... 114,164
Due from custodian ........................................................................ 1,731,336
Other assets .............................................................................. 682
Total assets .......................................................................... 1,360,961,096
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,664,502
Capital shares redeemed ................................................................... 4,935,813
Management fees ......................................................................... 513,235
Distribution fees .......................................................................... 266,516
Transfer agent fees ........................................................................ 236,470
Payable upon return of securities loaned ......................................................... 5,532,477
Accrued expenses and other liabilities ........................................................... 96,110
Total liabilities ......................................................................... 15,245,123
Net assets, at value ................................................................. $1,345,715,973
Net assets consist of:
Paid-in capital ............................................................................. $1,561,996,437
Total distributable earnings (losses) ............................................................. (216,280,464)
Net assets, at value ................................................................. $1,345,715,973
Franklin Gold
and Precious
Metals Fund
Class A:
Net assets, at value ....................................................................... $938,554,702
Shares outstanding ........................................................................ 33,477,766
Net asset value per share
a
.................................................................. $28.04
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $29.67
Class C:
Net assets, at value ....................................................................... $106,270,778
Shares outstanding ........................................................................ 4,179,839
Net asset value and maximum offering price per share
a
............................................. $25.42
Class R6:
Net assets, at value ....................................................................... $20,573,882
Shares outstanding ........................................................................ 681,257
Net asset value and maximum offering price per share ............................................. $30.20
Advisor Class:
Net assets, at value ....................................................................... $280,316,611
Shares outstanding ........................................................................ 9,382,445
Net asset value and maximum offering price per share ............................................. $29.88
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Operations
for the year ended July 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Gold
and Precious
Metals Fund
Investment income:
Dividends: (net of foreign taxes of $575,589)
Unaffiliated issuers ........................................................................ $6,403,504
Non-controlled affiliates (Note 3 f and 10 ) ........................................................ 93,630
Interest:
Unaffiliated issuers ........................................................................ 102,243
Non-controlled affiliates (Note 3 f and 10 ) ........................................................ 230,433
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 226,157
Non-controlled affiliates (Note 3 f ) ............................................................. 3,809
Total investment income ................................................................... 7,059,776
Expenses:
Management fees (Note 3 a ) ................................................................... 4,689,706
Distribution fees: (Note 3c )
Class A ................................................................................ 1,758,527
Class C ................................................................................ 799,505
Transfer agent fees: (Note 3e )
Class A .................................................................................. 1,023,220
Class C .................................................................................. 116,131
Class R6 ................................................................................. 24,984
Advisor Class ............................................................................. 250,354
Custodian fees (Note 4 ) ...................................................................... 78,615
Reports to shareholders ...................................................................... 95,088
Registration and filing fees .................................................................... 100,057
Professional fees ........................................................................... 109,862
Trustees' fees and expenses .................................................................. 53,918
Other .................................................................................... 31,694
Total expenses ......................................................................... 9,131,661
Expense reductions (Note 4 ) ............................................................... (291)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (56,140)
Net expenses ......................................................................... 9,075,230
Net investment income (loss) ............................................................ (2,015,454)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 16,047,534
Non-controlled affiliates (Note 3 f and 10 ) ...................................................... (3,182,698)
Foreign currency transactions ................................................................ (611,685)
Net realized gain (loss) .................................................................. 12,253,151
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 500,090,872
Non-controlled affiliates (Note 3 f and 10 ) ...................................................... 64,976,308
Translation of other assets and liabilities denominated in foreign currencies .............................. 3,456
Net change in unrealized appreciation (depreciation) ............................................ 565,070,636
Net realized and unrealized gain (loss) ............................................................ 577,323,787
Net increase (decrease) in net assets resulting from operations .......................................... $575,308,333

Franklin Gold and Precious Metals Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold and Precious Metals Fund
Year Ended
July 31, 2020
Year Ended
July 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(2,015,454) $(1,326,326)
Net realized gain (loss) ................................................. 12,253,151 (45,771,177)
Net change in unrealized appreciation (depreciation) ........................... 565,070,636 219,810,077
Net increase (decrease) in net assets resulting from operations ................ 575,308,333 172,712,574
Capital share transactions: (Note 2 )
Class A ............................................................. (124,090,549) (75,849,158)
Class C ............................................................. (13,468,257) (31,756,462)
Class R6 ............................................................ 1,382,646 971,552
Advisor Class ........................................................ 31,949,531 (12,700,287)
Total capital share transactions ............................................ (104,226,629) (119,334,355)
Net increase (decrease) in net assets ................................... 471,081,704 53,378,219
Net assets:
Beginning of year ....................................................... 874,634,269 821,256,050
End of year ........................................................... $1,345,715,973 $874,634,269

Franklin Gold and Precious Metals Fund

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Gold and Precious Metals Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP). The
Fund offers four classes of shares: Class A, Class C, Class
R6 and Advisor Class. Class C shares automatically convert
to Class A shares after they have been held for 10 years.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Statement of Investments, had
been entered into on July 31, 2020.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives cash
collateral against the loaned securities in an amount equal
to at least 102% of the fair value of the loaned securities.
Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any
additional collateral required due to changes in security
values is delivered to the Fund on the next business day.
The collateral is deposited into a joint cash account with
other funds and is used to invest in a money market fund
managed by Franklin Advisers, Inc., an affiliate of the Fund, and/or a joint repurchase agreement. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the
Statement of Operations. The Fund bears the market risk
with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations
to the Fund. If the borrower defaults on its obligation to
return the securities loaned, the Fund has the right to
repurchase the securities in the open market using the
collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2020, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended July 31,
2020 2019
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 38,055,516 $722,901,303 23,599,735 $320,367,522
Shares redeemed ............................... (43,260,928) (846,991,852) (28,218,476) (396,216,680)
Net increase (decrease) .......................... (5,205,412) $(124,090,549) (4,618,741) $(75,849,158)
Class C Shares:
Shares sold ................................... 1,573,374 $27,069,763 864,478 $10,574,026
Shares redeemed
a
.............................. (2,323,343) (40,538,020) (3,542,905) (42,330,488)
Net increase (decrease) .......................... (749,969) $(13,468,257) (2,678,427) $(31,756,462)
Class R6 Shares:
Shares sold ................................... 766,821 $15,343,211 431,162 $6,434,093
Shares redeemed ............................... (689,324) (13,960,565) (389,580) (5,462,541)
Net increase (decrease) .......................... 77,497 $1,382,646 41,582 $971,552
Advisor Class Shares:
Shares sold ................................... 5,387,923 $111,957,923 3,233,625 $45,629,801
Shares redeemed ............................... (4,103,708) (80,008,392) (4,229,531) (58,330,088)
Net increase (decrease) .......................... 1,284,215 $31,949,531 (995,906) $(12,700,287)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the year ended July 31, 2020, the gross effective investment management fee rate was 0.481% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $107,678
CDSC retained .............................................................................. $28,735
3. Transactions with Affiliates
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended July 31, 2020, the Fund paid transfer agent fees of $1,414,689, of which $593,906 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until November 30, 2020 .
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended July 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Franklin Gold And Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $4,722 $308,357,765 $(297,211,033) $ — $ — $ 11,151,454 11,151,454 $ 93,630
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $40,159,000 $(35,905,000) $ — $ — $ 4,254,000 4,254,000 $ 3,809
Total Affiliated Securities .... $4,722 $348,516,765 $(333,116,033) $— $— $15,405,454 $97,439
3. Transactions with Affiliates
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2020, the capital loss carryforwards were as follows:
At July 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2020, aggregated
$164,065,419 and $276,882,036, respectively.
At July 31, 2020, in connection with securities lending transactions, the Fund loaned equity investments and received
$5,532,477 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $3,730,680
Long term ................................................................................ 668,744,010
Total capital loss carryforwards ............................................................... $672,474,690
Cost of investments .......................................................................... $1,012,396,130
Unrealized appreciation ........................................................................ $715,522,792
Unrealized depreciation ........................................................................ (378,944,937)
Net unrealized appreciation (depreciation) .......................................................... $336,577,855
Distributable earnings:
Undistributed ordinary income ................................................................... $119,616,368

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At July 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares/Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold And Precious Metals Fund
1,725,000 Artemis Gold, Inc. ...................... 6/29/20 $ 3,404,854 $ 5,930,755
550,000
a
Bluestone Resources, Inc., 3/19/21 ......... 2/20/19 76,682 227,366
1,900,000 Clean Air Metals , Inc., 2/11/22 ............. 2/04/20 — 124,750
770,000
b
Dundee Precious Metals Inc., 5/13/21 ....... 5/07/20 55 1,376,082
5,000,000
c
Euro Sun Mining, Inc., 6/05/23 ............. 6/09/20 — 888,663
23,023,100 Gascoyne Resources Ltd. ................ 2/21/17-4/05/19 5,074,788 329,023
463,000
d
HighGold Mining, Inc. .................... 7/23/20 597,575 646,256
1,089,000
e
Lion One Metals Ltd., 6/06/21 .............. 12/04/19 86,156 922,513
6,375,000 Lydian International Ltd. .................. 11/24/17 2,098,016 —
25,250,000 Lydian International Ltd., 144A ............. 3/06/12 14,750,154 —
1,153,000
f
Marathon Gold Corp., 5/26/21 ............. 5/27/20 — 553,408
3,850,000
g
Mawson Resources Ltd., 5/20/22 ........... 5/22/20 — 451,798
1,700,000 O3 Mining, Inc. ......................... 5/28/20 2,899,971 3,068,312
850,000 O3 Mining, Inc., 6/18/22 .................. 6/23/20 — 333,248
460,000
h
Orla Mining Ltd., 2/15/21 ................. 2/12/18 95,417 1,147,081
4 , 250 ,000 Osisko Metals, Inc. ...................... 6/19/20 11,402,058 13,056,565
2,215 ,000 Osisko Metals , Inc. , 12/23/21 .............. 6/24/20 — 422,9 12
3,000,000
i
Skeena Resources Ltd ................... 4/15/20 1,619,987 6,137,558
3,350,000 Vizsla Resources Corp. .................. 7/23/20 4,673,605 7,064,933
Total Restricted Securities (Value is 3.16% of Net Assets) ....... $46,779,318 $42,681,223
a
The Fund also invests in unrestricted securities of the issuer, valued at $10,336,718 as of July 31, 2020.
b
The Fund also invests in unrestricted securities of the issuer, valued at $11,612,662 as of July 31, 2020.
c
The Fund also invests in unrestricted securities of the issuer, valued at $4,106,316 as of July 31, 2020.
d
The Fund also invests in unrestricted securities of the issuer, valued at $5,877,259 as of July 31, 2020.
e
The Fund also invests in unrestricted securities of the issuer, valued at $14,317,873 as of July 31, 2020.
f
The Fund also invests in unrestricted securities of the issuer, valued at $3,959,833 as of July 31, 2020.
g
The Fund also invests in unrestricted securities of the issuer, valued at $2,788,189 as of July 31, 2020.
h
The Fund also invests in unrestricted securities of the issuer, valued at $25,919,863 as of July 31, 2020.
i
The Fund also invests in unrestricted securities of the issuer, valued at $8,582,574 as of July 31, 2020.

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the year ended July 31, 2020 , investments in “affiliated companies” were as follows:
Value at
Beginning
of Year Purchases
a
Sales
a
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount
*
Held
at End
of Year
Investment
Income
Franklin Gold And Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd ...... $ 339,458 $ 8,087,361 $ — $ — $ 5,015,170 $ 13,441,989 16,220,000 $ —
Battle North Gold Corp ..... 3,431,843 1,494,193 — — 6,973,106 11,899,142 8,008,900 —
Bluestone Resources, Inc.,
144A ............... 2,235,272 4,939,492 — — —
b
—
b
—
b
—
Bluestone Resources, Inc.,
3/19/21 .............. 26,646 — — — —
b
—
b
—
b
—
Chalice Gold Mines Ltd ..... 3,504,992 — (2,280,158) 1,132,060 18,702,493 21,059,387 28,229,652 —
Dacian Gold Ltd .......... 3,793,518 4,849,486 (396,799) (401,376) (171,414) 7,673,415 32,555,556 —
Euro Sun Mining, Inc ...... — 2,884,829 — — 1,221,487 4,106,316 10,000,000 —
Euro Sun Mining, Inc., 6/05/23 — — — — 888,663 888,663 5,000,000 —
Geopacific Resources Ltd ... 1,917,956 2,733,982 — — 1,092,315 5,744,253 13,001,094 —
Guyana Goldfields Inc , 144A . 5,278,575 — — — —
b
—
b
—
b
—
Guyana Goldfields Inc. ..... 7,387,545 713,255 (4,397,728) (9,111,543) 5,408,471 —
c
— —
HighGold Mining, Inc. ...... — 4,212,033 — — 2,311,482 6,523,515 4,303,000 —
INV Metals, Inc. .......... 1,790,794 — — — —
b
—
b
—
b
—
Lion One Metals Ltd ....... 2,591,400 569,079 (892,288) 563,386 6,249,138 9,080,715 5,089,000 —
Lion One Metals Ltd., 6/06/21 — 86,157 — — 836,356 922,513 1,089,000 —
Lion One Metals Ltd., 144A .. 1,690,169 — — — 3,546,989 5,237,158 2,935,000 —
Lydian International Ltd, 144A 2,395,189 — (619,781) (550,931) —
b
—
b
—
b
—
Lydian International Ltd. .... 483,046 — — — —
b
—
b
—
b
—
Perseus Mining Ltd. ....... 33,001,379 — (11,291,046) 5,324,200 —
b
—
b
—
b
—
Platinum Group Metals Ltd.,
(CAD Traded), 144A ..... 137,779 — — — 74,616 212,395 97,760 —
Platinum Group Metals Ltd.,
(CAD Traded) ......... 3,174,983 — — — 1,719,455 4,894,438 2,252,787 —
Platinum Group Metals Ltd.,
(USD Traded), 144A ..... 51,622 — — — 27,957 79,579 36,628 —
Platinum Group Metals Ltd.,
(USD Traded) ......... 2,270,121 3,989,026 — (8) 4,036,896 10,296,035 4,766,683 —
Platinum Group Metals Ltd., wts 75,938 — — (138,486) 62,548 —
c
— —
Red 5 Ltd .............. 18,840,036 5,061,239 — — 5,421,572 29,322,847 162,268,146 —
RTG Mining, Inc., 144A ..... 163,517 — — — 69,209 232,726 2,397,790 —
RTG Mining, Inc., CDI ...... 2,766,818 372,821 — — 1,387,713 4,527,352 50,687,582 —
RTG Mining, Inc ......... 120,699 — — — 51,086 171,785 1,769,918 —

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2020, the Fund did not use the
Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount
*
Held
at End
of Year
Investment
Income
Franklin Gold And Precious Metals Fund (continued)
Non-Controlled Affiliates
Interest
Platinum Group Metals Ltd.,
Sub. Note, 6.875%, 7/01/22 $ 2,206,500 $ — $ — $ — $ 51,000 $ 2,257,500 3,000,000 $ 230,433
d
Total Affiliated Securities
(Value is 10.3% of Net
Assets) .............. $99,675,795 $39,992,953 $(19,877,800) (3,182,698) 64,976,308 $138,571,723 $230,433
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of July 31, 2020, no longer an affiliate.
c
As of July 31, 2020, no longer held by the fund.
d
Includes non-cash dividend/interest received.
10. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2020, in valuing the Fund’s assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At July 31, 2020, the reconciliation of assets, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks :
Copper .............................. $ 4,382,860 $ — $ — $ 4,382,860
Diversified Metals & Mining ............... 75,920,831 8,700,155 20,121,49 8 104,742,484
Gold ................................ 806,550,171 260,695,032 16,111,904
a
1,083,357,107
Precious Metals & Minerals ............... 41,889,669 55,599,410 — 97,489,079
Silver ............................... 19,179,007 11,583,072 — 30,762,079
Rights ................................ 1,545,251 — — 1,545,251
Warrants :
Diversified Metals & Mining ............... — — 3,262,570 3,262,570
Gold ................................ — — 3,185,251 3,185,251
Precious Metals & Minerals ............... — 1,305,873 — 1,305,873
Convertible Bonds ....................... — 2,257,500 — 2,257,500
Short Term Investments ................... 15,405,454 1,278,477 — 16,683,931
Total Investments in Securities ........... $964,873,243 $341,419,519 $42,681,223 $1,348,973,985
a
Includes securities determined to have no value at July 31, 2020.
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
b
Cost Basis
Adjust-
ments
c
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Assets:
Investments in Securities:
Common Stocks
Diversified
Metals &
Mining .... $ — $ 16 , 075 , 66 2 $ — $ — $ — $ — $ (16,638,861) $ 20 , 684 , 697 $ 20 , 121 , 49 8 $ 4 , 045 , 836
Gold ....... 2,701,920 5,622,417 (170,134) 179,898 — (2,441,417) — 10,219,220 16,111,904
d
10, 002 , 664
Rights
Silver ....... 559,255 — — — (1,184,384) — — 625,129 —  —
Warrants
Diversified
Metals &
Mining .... 43,010
d
—
d
— — — — — 3, 219 , 560 3, 262 , 570 3, 219 , 560
Gold ....... — 55
d
— — — 86,157 — 3,099,039 3,185,251 3,099,039
Total Investments in
Securities ......... $3,304,185 $21,698,134 $(170,134) $179,898 $(1,184,384) (2,355,260) (16,638,861) 37, 847 , 645 $42,681,223 20 , 36 7, 099
12. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2020, are as follows:
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
a
The investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
b
The investment was transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities.
c
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
d
Includes securities determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks:
Diversified Metals & Mining
...
$7,064,933 Discounted cash flow 30 Day Volatility 58.7% Decrease
Discount for lack of
marketability
17.9% Decrease
Lockup Discount 7.8% Decrease
Gold
....................
15,136,625 Discounted cash flow Lockup Discount 1.1% - 8.6%
(5.2%)
Decrease
Precious Metals & Minerals
...
13,056,566 Discounted cash flow Discount for lack of
marketability
3.4% Decrease
Warrants:
Gold
....................
1,376,082 Discounted cash flow 30 Day Volatility 43.5% Decrease
c
Discount for lack of
marketability
8.3% Decrease
c
All Other Investments
.........
6,047,017
d,e
Total
.......................
$42,681,223
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at July 31, 2020.
12. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Currency
CAD
Canadian Dollar
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR American Depositary Receipts
CDI CREST Depository Interest
CVR Contingent Voting Rights

Franklin Gold and Precious Metals Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin Gold and Precious Metals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Gold and Precious Metals Fund (the “Fund”) as of July 31, 2020, the related statement of operations for the year ended July
31, 2020, the statements of changes in net assets for each of the two years in the period ended July 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2020 and the financial highlights for each of the five years in the period ended July 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
September 21, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Gold and Precious Metals Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $5,063,852 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue
Code for the fiscal year ended July 31, 2020. Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
At July 31, 2020, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the 2020 distribution date, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Franklin Gold and Precious Metals Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1982 129 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 110 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy
Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee
(1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 129 Avis Budget Group Inc. (car
rental) (2007-present), Omnicom
Group Inc. (advertising and
marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2003
and Lead Independent
Trustee since 2019
129 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
J. Michael Luttig (1954) Trustee Since 2009 129 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 129 The Southern Company (energy company) (2014-present; previously
2010-2012), Graham Holdings
Company (education and media
organization) (2011-present)
and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 140 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of the
Board and Trustee
Since 2013 129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Interim Chief
Compliance
Officer
Since January 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Gaston Gardey (1967) Treasurer,
Chief Financial
Officer and Chief
Accounting Officer
Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Interested Board Members and Officers
(continued)

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis
Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and
Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Robert C. Rosselot (1960) Chief Compliance
Officer
Since 2013 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Senior Vice President, Franklin Templeton Companies, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice
President, Templeton Group of Funds (2004-2013).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Gold and Precious Metals Fund
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN GOLD AND PRECIOUS METALS FUND
(Fund)
At a meeting held on April 7, 2020 (Meeting), the Board of
Trustees (Board) of the Fund, including a majority of the
trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Fund (Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and
that the continuance of such Management Agreement is
in the interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its continued introduction of new
funds, reassessment of the fund offerings in response to
the market environment and project initiatives and capital
investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to enhancing services and controlling costs,
as reflected in its plan to outsource certain administrative functions, and growth opportunities, as evidenced by its
upcoming acquisition of the Legg Mason companies. The

Franklin Gold and Precious Metals Fund
Shareholder Information

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Annual Report
Board acknowledged the change in leadership at FRI and
the opportunity to hear from Jennifer Johnson, President and
Chief Executive Officer of FRI, about goals she has for the
company that will benefit the Fund.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance
results of the Fund over various time periods ended January
31, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional precious metals equity funds.
The Board noted that the Fund’s annualized total return
for the three- and 10-year periods was below the median
of its Performance Universe, but for the one- and five-year
periods was above the median of its Performance Universe.
The Board also noted that the Fund’s annualized total return for the one-year period was 34.11% and in the first quintile
(best) of its Performance Universe. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
as the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for the Fund and for each of the other funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
eight other precious metals equity funds. The Board noted
that the Management Rate and actual total expense ratio
for the Fund were below the medians and in the first
quintile (least expensive) of its Expense Group. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2019, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally,
PricewaterhouseCoopers LLP, auditor to FRI and certain FT
funds, was engaged by the Manager to review and assess
the allocation methodologies to be used solely by the Fund’s
Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated

Franklin Gold and Precious Metals Fund
Shareholder Information

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Annual Report
by management. As part of this evaluation, the Board
considered the initiative currently underway to outsource
certain operations, which effort would require considerable
up-front expenditures by the Manager but, over the long
run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving
shareholder services provided to the Fund, as well as
the need to implement systems and meet additional
regulatory and compliance requirements resulting from
recent US Securities and Exchange Commission and other
regulatory requirements, notably in the area of cybersecurity protections.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
The Funds have adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940. The
program is designed to assess and manage each Fund’s
liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions;
its short and long-term cash flow projections; and its cash
holdings and access to other funding sources including the
Funds’ interfund lending facility and line of credit. The Funds’
Board of Trustees approved the appointment of the Director
of Liquidity Risk within the Investment Risk Management
Group (the “IRMG”) as the Administrator of the LRMP. The
IRMG maintains the Investment Liquidity Committee (the
“ILC”) to provide oversight and administration of policies
and procedures governing liquidity risk management for FT
products and portfolios. The ILC includes representatives
from Franklin Templeton’s Risk, Trading, Global Compliance,
Investment Compliance, Investment Operations, Valuation
Committee and Product Management groups.
The LRMP Administrator Annual Report was presented
to the Fund(s) Board of Trustees at their meetings in May
2020. The report covered the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019 (the “covered period”). The report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. In addition, the LRMP Administrator presented the
Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.
During the reporting period, the Fund maintained a high
level of liquid assets that are defined under the Liquidity
Rule as "Highly Liquid Investments." As a result, the Fund
was designated a “Primarily Highly Liquid Fund” as defined
under the Liquidity Rule and has not adopted a "Highly
Liquid Investment Minimum." A Highly Liquid Investment is
defined as cash and any investment reasonably expected
to be convertible to cash in current market conditions in
three business days or less without the conversion to cash
significantly changing the market value of the investment.

Franklin Gold and Precious Metals Fund
Shareholder Information

franklintempleton.com
Annual Report
There can be no assurance that the program will achieve
its objectives in the future. Please refer to your Fund’s
prospectus for more information regarding the Fund’s
exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive the Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

132 A 09/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Gold and Precious Metals Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $62,483 for the fiscal year ended July 31, 2020 and $62,094 for the fiscal year ended July 31, 2019.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $3,133 for the fiscal year ended July 31, 2020 and $3,133 for the fiscal year ended July 31, 2019.  The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended July 31, 2020 and $20,000 for the fiscal year ended July 31, 2019.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not  reported in paragraphs (a)-(c) of Item 4 were $357 for the fiscal year ended July 31, 2020 and $0 for the fiscal year ended July 31, 2019.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $183,444 for the fiscal year ended July 31, 2020 and $14,500 for the fiscal year ended July 31, 2019.  The services for which these fees were paid included for the issuance of an Auditor's Certificate for South Korean regulatory shareholders disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, valuation services related to a fair value engagement, and benchmarking services in connection with the ICI TA Survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $186,934 for the fiscal year ended July 31, 2020 and $37,633 for the fiscal year ended July 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee

of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.     N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company                                   N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By __S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date
September 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date
September 25, 2020

By _S\GASTON GARDEY________________________

Gaston Gardey
      Chief Financial Officer
and Chief Accounting Officer
Date September
25, 2020